Inventories - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in retained earnings	$ (157.0)	$ 204.0
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in retained earnings		$ 18.1
Adjustment | Snacking & Beverages
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in retained earnings			$ 14.4